Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments
42.	Financial instruments

a)	Financial instruments by category

	December 31, 2022	December 31, 2021
Financial assets
Financial assets at fair value through profit or loss	$1,073,229	$-
Financial assets at amortized cost (Note)	44,778,794	54,047,013
	$45,852,023	$54,047,013

	December 31, 2022	December 31, 2021
Financial liabilities
Financial liabilities at amortized cost (Note)	$34,149,747	$48,391,153
Warrant liabilities	2,042,410	-
	$36,192,157	$48,391,153

Note:	Financial assets at amortized cost include cash and cash equivalents, financial assets at amortized cost, accounts receivable, other receivables and guarantee deposits. Financial liabilities at amortized cost include short-term borrowings, notes and accounts payable, other payables and long-term borrowings (including current portion).

b)	Financial risk management policies

i)	The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial condition and financial performance.

ii)	Risk management is carried out by a central treasury department (Group treasury) under policies approved by the Board of Directors. Group treasury identifies and evaluates financial risks in close cooperation with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of non-derivative financial instruments, and investment of excess liquidity.

c)	Significant financial risks and degrees of financial risks

i)	Market risk

Foreign exchange risk

1.	The Group’s businesses involve some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: USD; other certain subsidiaries’ functional currency: NTD). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2022
	Foreign currency
	amount		Book value
	(in thousands)	Exchange rate	(USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$563,120	0.033	$18,336,686
Financial liabilities
Monetary items
NTD:USD	44,465	0.033	1,447,905

	December 31, 2021
	Foreign currency
	amount		Book value
	(in thousands)	Exchange rate	(USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$606,583	0.036	$21,836,770
Financial liabilities
Monetary items
NTD:USD	304,944	0.036	10,978,261

2.	The total exchange gain or (loss) (including realized and unrealized) arising from significant foreign exchange variation on the monetary items held by the Group for each of the three years in the period ended December 31, 2022 amounting to $1,079,191, ($105,098) and ($333,462), respectively.

3.	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Year ended December 31, 2022
	Sensitivity analysis
		Effect on	Effect on other
	Degree of	profit or loss	comprehensive
	variation	(USD)	income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$183,367	$-
Financial liabilities
Monetary items
NTD:USD	1%	$14,479	$-

	Year ended December 31, 2021
	Sensitivity analysis
		Effect on	Effect on other
	Degree of	profit or loss	comprehensive
	variation	(USD)	income
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$218,368	$-
Financial liabilities
Monetary items
NTD:USD	1%	$109,783	$-

Price risk

As of December 31, 2022 and December 31, 2021, the Group is not exposed to material price risk of equity instrument.

Cash flow and interest rate risk

The Group held short-term borrowings with variable rates (excluding loan from shareholders with fixed interest rate), of which short-term effective rate would change with market interest rate, and then affect the future cash flow. Every 1% increase in the market interest rate would result to an increase of $99,943, $143,745 and $149,228 in the cash outflow for each of the three years in the period ended December 31, 2022, respectively.

ii)	Credit risk

1.	Credit risk refers to the risk of financial loss to the Group arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms.

2.	The Group manages its credit risk taking into consideration the entire Group’s concern. For banks and financial institutions, only independently rated parties with at least BBB+ credit rating determined by Standard & Poor’s are accepted. According to the Group’s credit policy, each local entity in the Group is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Internal risk control assesses the credit quality of the customers, taking into account their financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Board of Directors. The utilization of credit limits is regularly monitored.

3.	The Group adopts the following assumption under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition: If the domestic and foreign contract payments were past due over 180 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

4.	The Group adopts the assumption under IFRS 9, that is, the default occurs when the contract payments are past due over one year. Longer payment terms are given to customers and default barely occurred even though the contract payments are past due within one year in the past because of the industry characteristics of the Group and positive long-term relationship with customers. Therefore, a more lagging default criterion is appropriate to determine the risk of default occurring.

5.	The Group classifies customer’s accounts receivable in accordance with customer types. The Group applies the modified approach using the provision matrix and loss rate methodology to estimate expected credit loss.

6.	The Group used the forecastability to adjust historical and timely information to assess the default possibility of accounts receivable. On December 31, 2022 and December 31, 2021, the provision matrix is as follows:

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At December 31, 2022
Expected loss rate	0.03%~6.3%	0.15%~100%	1.4%~100%	100%
Total book value	$11,022,374	$4,091,598	$409,418	$-	$15,523,390
Loss allowance	324,060	754,722	402,997	-	1,481,779

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At December 31, 2021
Expected loss rate	0.24%~0.29%	1%~2%	21.45%	100%
Total book value	$29,794,677	$5,049,007	$167,750	$1,296,675	$36,308,109
Loss allowance	77,930	75,704	35,982	1,296,675	1,486,291

7.	Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable are as follows:

2022
Accounts receivable
At January 1	$1,486,291
Effect of foreign exchange	(4,512)
At December 31	$1,481,779

2021
Accounts receivable
At January 1	$2,082,229
Provision for impairment	404,210
Write-offs	(1,000,898)
Effect of foreign exchange	750
At December 31	$1,486,291

8.	The Group’ s credit risk exposure in relation to contract assets under IFRS 9 as at December 31,2022 and 2021 are immaterial.

9.	The Group held cash and cash equivalents and financial assets at amortized cost of $29,867,564 and $19,003,825 with banks as at December 31, 2022 and 2021, respectively, which are considered to have low credit risk. The balances are measured on 12-months expected credit losses and subject to immaterial credit loss.

10.	Other receivables and guarantee deposits of $869,619 and $241,300 as at December 31, 2022 and 2021, respectively, are considered to have low credit risk. The other receivables and other non-current assets are measured on 12-months expected credit losses and subject to immaterial credit loss.

iii)	Liquidity risk

1.	Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets.

2.	Please refer to Note 16 for undrawn borrowing facilities as at December 31, 2022 and 2021.

3.	The table below analyzes the Group’s non-derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Non-derivative financial liabilities:
December 31, 2022	Less than 1 year	Over 1 year
Lease liabilities	$17,183	$-
Long-term borrowings	2,365,972	9,461,319
(including current portion)

Non-derivative financial liabilities:
December 31, 2021	Less than 1 year	Over 1 year
Lease liabilities	$56,214	$70,461
Long-term borrowings	2,536,089	12,841,043
(including current portion)

Except for the above, the Group’s non-derivative financial liabilities are due less than 1 year.

4.	The Group does not expect the timing of occurrence of the cash flows estimated through the maturity date analysis will be significantly earlier, nor expect the actual cash flow amount will be significantly different.